RECEIVABLES - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 38	$ 51
Current	8,376	9,133
Total	8,453	9,218
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,414	9,184
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	39	34
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	509
2019	2,215
2018	1,510
2017	857
2016	491
Prior to 2016	287
Total Past Due	19	28
Current	5,836	6,123
Total	5,869	6,167
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	509
2019	2,213
2018	1,507
2017	853
2016	488
Prior to 2016	285
Total	5,855	6,151
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	0
2019	2
2018	3
2017	4
2016	3
Prior to 2016	2
Total	14	16
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	195
2019	607
2018	403
2017	243
2016	136
Prior to 2016	150
Total Past Due	10	17
Current	1,700	1,974
Total	1,734	2,009
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	195
2019	602
2018	397
2017	239
2016	133
Prior to 2016	144
Total	1,710	1,991
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	0
2019	5
2018	6
2017	4
2016	3
Prior to 2016	6
Total	24	18
Retail | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	117	136
Total	117	136
Retail | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	117	136
Retail | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	86
2019	260
2018	190
2017	133
2016	55
Prior to 2016	9
Total Past Due	9	6
Current	723	900
Total	733	906
Retail | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	86
2019	260
2018	189
2017	133
2016	55
Prior to 2016	9
Total	732	906
Retail | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	0
2019	0
2018	1
2017	0
2016	0
Prior to 2016	0
Total	1	0
Retail | Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		36
Retail | Financial Asset, 30 to 59 Days Past Due [Member] | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		24
Retail | Financial Asset, 30 to 59 Days Past Due [Member] | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		9
Retail | Financial Asset, 30 to 59 Days Past Due [Member] | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		0
Retail | Financial Asset, 30 to 59 Days Past Due [Member] | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		3
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	35	7
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	19	4
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	9	2
Retail | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	1
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	8
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	6
Retail | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	2
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	52	57
Current	8,900	9,943
Total	9,031	10,081
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,952	10,000
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	79	81
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		0
Current	3,506	3,641
Total	3,506	3,667
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	24	3,641
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,530	26
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		3
Current	654	829
Total	655	887
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	41	832
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	696	55
Wholesale | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		40
Current	4,208	4,857
Total	4,250	4,897
Wholesale | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8	4,897
Wholesale | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,258	0
Wholesale | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		14
Current	532	616
Total	541	630
Wholesale | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6	630
Wholesale | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	547	0
Wholesale | Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		31
Wholesale | Financial Asset, 30 to 59 Days Past Due [Member] | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | Financial Asset, 30 to 59 Days Past Due [Member] | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	2
Wholesale | Financial Asset, 30 to 59 Days Past Due [Member] | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	36	24
Wholesale | Financial Asset, 30 to 59 Days Past Due [Member] | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	5
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	45	12
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	9
Wholesale | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	3
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	14
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	1
Wholesale | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	42	7
Wholesale | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 9	$ 6